Vessels, net:	6 Months Ended
Jun. 30, 2016
Vessels, Net [Abstract]
Vessels, net:
4. Vessels, net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value

Balance December 31, 2015	$1,165,645	$(129,488)	$1,036,157
—Other additions to vessels' cost	1,856	—	1,856
—Depreciation	—	(15,111)	(15,111)
Balance June 30, 2016	$1,167,501	$(144,599)	$1,022,902

On December 17, 2015, the Partnership entered into a Share Purchase Agreement with its Sponsor for the acquisition of one 2013 built 155,000 cubic meter (cbm) ice class LNG carrier with a time charter attached, the Lena River, for an aggregate purchase price of $240.0 million, $220.0 million of which related to the value of the vessel acquired. The vessel was delivered to the Partnership on December 21, 2015 (Note (3(c)).
As of June 30, 2016, all vessels comprising the Partnership's fleet were first priority mortgaged as collateral to secure the Partnership's debt financing outstanding as of that date, further discussed in Note 5.